SCUDDER
                                                                     INVESTMENTS

Small/Aggressive Funds I

Scudder 21st Century Growth Fund
Scudder Dynamic Growth Fund

Supplement to each fund's currently effective prospectus Dated December 1, 2002, as revised March 11, 2003

CLASS I SHARES
--------------------------------------------------------------------------------

The above funds currently offer four classes of shares to provide investors with different purchasing options. These are Class A, Class B and Class C shares, which are described in the funds' Class A, B and C prospectus, and Class I shares, which are described in the prospectus as supplemented hereby. In addition, Scudder 21st Century Growth Fund offers separately two other classes of shares designated Class AARP and Class S shares, which are described in the fund's Class AARP and S prospectus dated December 1, 2002. When placing purchase orders, investors must specify which class of shares they are ordering.

Class I shares are available for purchase exclusively by the following categories of institutional investors: (1) tax-exempt retirement plans (Profit Sharing, 401(k), Money Purchase Pension and Defined Benefit Plans) of Deutsche Investment Management Americas Inc. (the "Advisor") and its affiliates and rollover accounts from those plans; (2) the following investment advisory clients of the Advisor and its investment advisory affiliates that invest at least $1 million in a fund: unaffiliated benefit plans, such as qualified retirement plans (other than individual retirement accounts and self-directed retirement plans); unaffiliated banks and insurance companies purchasing for their own accounts; and endowment funds of unaffiliated non-profit organizations; (3) investment-only accounts for large qualified plans, with at least $50 million in total plan assets or at least 1,000 participants; (4) trust and fiduciary accounts of trust companies and bank trust departments providing fee-based advisory services that invest at least $1 million in a fund on behalf of each trust; and (5) investment companies managed by the Advisor that invest primarily in other investment companies.

Class I shares currently are available for purchase only through Scudder Distributors, Inc. ("SDI"), principal underwriter for the funds, and, in the case of category 4 above, selected dealers authorized by SDI.

The following information supplements the indicated sections of the prospectus.

Performance

The table shows how the returns of the Class I shares of Scudder Dynamic Growth Fund, on a before tax basis, compare with broad-based market indices (which, unlike the fund, do not have any fees or expenses). The performance of both the fund and the indices may vary over time. Performance for Class I shares of Scudder 21st Century Growth Fund is not provided because this class does not have a full calendar year of performance. All figures assume reinvestment of dividends and distributions. As always, past performance (before and after taxes) is no guarantee of future results.

On October 15, 2001 Scudder Small Capitalization Equity Fund changed its name to Scudder Dynamic Growth Fund. At the same time the fund changed its investment strategy to invest at least 65% of total assets in companies whose market capitalizations are $8.5 billion or less. Previously, the fund invested at least 65% of total assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index. Consequently, the fund's performance prior to that date may have been different if the current investment strategy had been in place.

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Average Annual Total Returns (%) as of 12/31/2001
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                                                                      Since
                                      1 Year         5 Years       Inception*
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Scudder Dynamic Growth Fund           -30.12           -0.13           4.05
(Return before taxes)
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Index 1 (Reflects no deductions       -20.15            9.02          11.46
for fees, expenses or taxes)
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Index 2 (Reflects no deductions       -10.83            6.60           9.37
for fees, expenses or taxes)
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Index 3 (Reflects no deductions         1.22           10.34          12.84
for fees, expenses or taxes)
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Index 1: Russell Mid Cap Growth Index, an unmanaged capitalization-weighted index of medium and medium/small companies in the Russell 1000 Index chosen for their growth orientation.**

Index 2: Russell 2500 Growth Index, an unmanaged capitalization-weighted index containing the growth stocks in the Russell 2500 Index.**

Index 3: Russell 2500 Index, an unmanaged capitalization-weighted measure of approximately 2,500 small-cap US stocks.**

For more recent performance information, call your financial representative or
(800) 621-1048 or visit our Web site at www.scudder.com.

*   Since 7/31/1995. Index comparison begins 6/30/1995.

** The fund previously measured its performance against the Russell 2500 Growth Index and the Russell 2500 Index. Prospectively, the fund intends to measure its performance against the Russell Mid Cap Growth Index because the advisor believes it better reflects the size of the companies used in matching the investment mandate and product positioning.

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


How much investors pay

This table describes the fees and expenses that you may pay if you buy and hold Class I shares of a fund.

Shareholder Fees, fees paid directly from your investment.

                    Maximum      Maximum
                     Sales      Contingent    Maximum
                     Charge      Deferred      Sales
                     (Load)       Sales        Charge
                   Imposed on     Charge       (Load)
                   Purchases      (Load)     Imposed on
                     (% of        (% of      Reinvested
                    offering    redemption   Dividends/     Redemption  Exchange
                     price)     proceeds)   Distributions      Fee         Fee
--------------------------------------------------------------------------------
Scudder 21st          None         None         None         None        None
Century Growth
Fund
--------------------------------------------------------------------------------
Scudder Dynamic       None         None         None         None        None
Growth Fund

Annual Operating Expenses, deducted from fund assets.

                                                                        Total
                                                                        Annual
                                            Distribution/                Fund
                               Management      Service     Other       Operating
                                   Fee      (12b-1) Fees  Expenses*     Expenses
--------------------------------------------------------------------------------
Scudder 21st Century             0.75%          None         0.19%      0.94%
Growth Fund
--------------------------------------------------------------------------------
Scudder Dynamic Growth Fund       0.50          None          0.24       0.74
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*        Restated to reflect estimated costs. Through September 30, 2003, each fund pays certain of these expenses at a fixed rate administrative fee of 0.10% for Class I shares, pursuant to an Administrative Services Agreement ("Agreement") between the fund and the Advisor. Under this Agreement, in exchange for the payment of the administrative fee, the Advisor provides or pays others to provide substantially all of the administrative services required by Class I shares of each fund (other than those provided by the Advisor under its investment management agreement with each fund). Effective September 30, 2003, this Agreement will terminate. Effective October 1, 2003 through September 30, 2005, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay operating expenses of each fund to the extent necessary to maintain each fund's total operating expenses at 1.50% and 1.00% for Class I shares of Scudder 21st Century Growth Fund and Scudder Dynamic Growth Fund, respectively, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 and/or service fees, and trustee and trustee counsel fees. Assuming the management fee and 12b-1 distribution/service fees remain the same, the fee cap would have no effect on estimated annual fund operating expenses for Class I shares of each fund.

         Through September 30, 2003, "Other Expenses" are estimated to be 0.11% and 0.10% (annualized) for Class I shares of Scudder 21st Century Growth Fund and Scudder Dynamic Growth Fund, respectively, and "Total Annual Fund Operating Expenses" are estimated to be 0.86% and 0.60% (annualized) for Class I shares of Scudder 21st Century Growth Fund and Scudder Dynamic Growth Fund, respectively. After September 30, 2003, "Other Expenses" and "Total Annual Fund Operating Expenses" for Class I shares of each fund are estimated to be as shown in the table.




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

Example

Based on the costs above, this example helps you compare the expenses of a fund to those of other mutual funds. This example assumes the expenses above remain the same. It also assumes that you invested $10,000, earned 5% annual returns, reinvested all dividends and distributions and sold your shares at the end of each period. This is only an example; actual expenses will be different.

 -------------------------------------------------------------------------------
                               1 Year      3 Years      5 Years      10 Years
 -------------------------------------------------------------------------------
 Scudder 21st Century           $96         $300          $520       $1,155
 Growth Fund
 -------------------------------------------------------------------------------
 Scudder Dynamic                 76          237           411          918
 Growth Fund
 -------------------------------------------------------------------------------


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

Financial Highlights

These tables are designed to help you understand each fund's financial performance in recent years. The figures in the first part of each table are for a single share. The total return figures represent the percentage that an investor in a particular fund would have earned (or lost), assuming all dividends and distributions were reinvested. The information for Scudder 21st Century Growth Fund has been audited by PricewaterhouseCoopers LLP, independent auditors, and the information for Scudder Aggressive Growth Fund and Scudder Dynamic Growth Fund has been audited by Ernst & Young LLP, independent auditors, both of whose reports, along with each fund's financial statements, are included in that fund's annual report (see "Shareholder reports" on the last page).

Scudder 21st Century Growth Fund -- Class I

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                                                                      2002^a
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Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                                    $16.23
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Income (loss) from investment operations:
  Net investment income (loss)^b                                         (.04)
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  Net realized and unrealized gain (loss) on investment transactions    (5.64)
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  Total from investment operations                                      (5.68)
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Redemption fees                                                          --***
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Net asset value, end of period                                          $10.55
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Total Return (%)                                                       (35.00)**
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Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                     .02
--------------------------------------------------------------------------------
Ratio of expenses (%)                                                      .86*
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Ratio of net investment income (loss) (%)                                (.65)*
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Portfolio turnover rate (%)                                                 83
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^a       For the period from December 3, 2001 (commencement of sales of Class I shares) to July 31, 2002.

^b       Based on average shares outstanding during the period.

*        Annualized

**       Not annualized

***      Amount is less than $.005.


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


Scudder Dynamic Growth Fund -- Class I

--------------------------------------------------------------------------------
 Years Ended September 30,             2002     2001     2000     1999    1998
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period $ 3.16   $ 9.38   $ 6.27   $ 5.39  $ 8.07
--------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)       (.01)^a   (.02)   (.05)^a  (.01)^a     --
--------------------------------------------------------------------------------
  Net realized and unrealized gain    (.99)   (4.88)     3.52     1.30  (1.87)
  (loss) on investment transactions
--------------------------------------------------------------------------------
  Total from investment operations   (1.00)   (4.90)     3.47     1.29  (1.87)
--------------------------------------------------------------------------------
Less distributions from:
  Net realized gains on investment
  transactions                           --   (1.32)    (.36)    (.41)   (.81)
--------------------------------------------------------------------------------
  Total distributions                    --   (1.32)    (.36)    (.41)   (.81)
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Net asset value, end of period       $ 2.16   $ 3.16   $ 9.38   $ 6.27  $ 5.39
--------------------------------------------------------------------------------
Total Return (%)                     (31.65)  (57.33)   56.87    24.66  (24.82)
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Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period                 3        7       20       12      12
($ millions)
--------------------------------------------------------------------------------
Ratio of expenses before expense        .60    .71^b      .97      .58     .48
reductions (%)
--------------------------------------------------------------------------------
Ratio of expenses after expense         .60    .70^b      .96      .58     .48
reductions (%)
--------------------------------------------------------------------------------
Ratio of net investment income        (.27)    (.27)    (.65)    (.21)     .04
(loss) (%)
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Portfolio turnover rate (%)              59      132      156      133      86
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^a Based on average shares outstanding during the period.

^b The ratios of operating expenses excluding costs incurred in connection with a fund complex reorganization in fiscal 2001 before and after expense reductions were .70% and .69%, respectively.


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

Special Features

Shareholders of a fund's Class I shares may exchange their shares for (i) shares of Scudder Money Funds -- Scudder Money Market Fund if the shareholders of Class I shares have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates and (ii) Class I shares of any other mutual fund listed in the Statement of Additional Information. Conversely, shareholders of Scudder Money Funds -- Scudder Money Market Fund who have purchased shares because they are participants in tax-exempt retirement plans of the Advisor and its affiliates may exchange their shares for Class I shares of any other mutual fund to the extent that they are available through their plan. Exchanges will be made at the relative net asset values of the shares. Exchanges are subject to the limitations set forth in the prospectus.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share, if any, (as a percentage of net asset value) and, therefore, the overall investment return, typically will be higher for Class I shares than for the other classes of each fund.


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March 11, 2003